Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Balance at beginning of the period	$ 24,817	$ 24,791	$ 14,900
Increase (see sources above)	3,398	3,334	5,616
Usage of tax losses	(352)	(2,723)	(4)
Effect of foreign currency exchange rates	(1,984)	(585)	4,279
Balance at end of the period	$ 25,879	$ 24,817	$ 24,791